UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-02151

                Bancroft Fund Ltd.

(Exact name of registrant as specified in charter)

One Corporate Center

                                 Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Jane D. O’Keeffe

Gabelli Funds, LLC

One Corporate Center

                               Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Bancroft Fund Ltd.

First Quarter Report — January 31, 2018

(Y)our Portfolio Management Team

Thomas H. Dinsmore, CFA Jane D. O’Keeffe James A. Dinsmore, CFA

To Our Shareholders,

For the quarter ended January 31, 2018, the net asset value (“NAV”) total return of the Bancroft Fund was 4.6%, compared with total returns of 3.0% and 2.7% for the ICE Bank of America Merrill Lynch U.S. Convertibles Index and the Bloomberg Barclays Balanced U.S. Convertibles Index, respectively. The total return for the Fund’s publicly traded shares was 5.4%. The Fund’s NAV per share was $24.94, while the price of the publicly traded shares closed at $22.66 on the NYSE American. See below for additional performance information.

Enclosed is the schedule of investments as of January 31, 2018.

Comparative Results

Average Annual Returns through January 31, 2018 (a)(b) (Unaudited)						Since
	Quarter	1 Year	3 Year	5 Year	10 Year	Inception (04/20/71)
Bancroft Fund Ltd.
NAV Total Return (c)	4.63%	14.27%	8.71%	9.75%	6.78%	8.93%
Investment Total Return (d)	5.43	12.06	11.89	11.31	6.93	9.60
ICE Bank of America Merrill Lynch U.S. Convertibles Index	3.02	14.18	8.16	10.57	7.88	N/A(e)
Bloomberg Barclays Balanced U.S. Convertibles Index	2.74	7.24	4.44	5.95	5.24	N/A(f)
Standard & Poor’s (“S&P”) 500 Index	10.18	26.41	14.66	15.91	9.78	10.56(g)
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. NAV returns would have been lower had Gabelli Funds, LLC (the “Adviser”) not reimbursed certain expenses of the Fund. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The ICE Bank of America Merrill Lynch U.S. Convertibles Index is a market value weighted index of all dollar denominated convertible securities that are exchangeable into U.S. equities that have a market value of more than $50 million. The Bloomberg Barclays Balanced U.S. Convertibles Index is a market value weighted index that tracks the performance of publicly placed, dollar denominated convertible securities that are between 40% and 80% sensitive to movements in their underlying common stocks. The S&P 500 Index is an unmanaged indicator of stock market performance, commonly used to represent the U.S. equity market. Dividends and interest income are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends on October 31.
(c)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date for the period beginning November 2015, and are net of expenses. For the period December 2008 through October 2015, distributions were reinvested on the payable date using market prices. For the period May 2006 through November 2008, distributions were reinvested on payable date using NAV. Total returns and average annual returns were adjusted for the 1987 tender offering (no adjustments were made for the 1982 and 2007 tender offers nor for the 1987 or 2003 rights offerings). Since inception return is based on an initial NAV of $22.92.

(d)

Total returns and average annual returns reflect changes in closing market values on the NYSE American and reinvestment of distributions. Total returns and average annual returns were adjusted for the 1987 rights offering (no adjustments were made for the 1982 and 2007 tender offers nor for the 1987 or 2003 rights offerings). Since inception return is based on an initial offering price of $25.00.

(e)	The ICE Bank of America Merrill Lynch U.S. Convertibles Index inception date is December 31, 1994.
(f)	The Bloomberg Barclays Balanced U.S. Convertibles Index inception date is January 1, 2003.
(g)	From April 30, 1971, the date closest to the Fund’s inception for which data are available.

Bancroft Fund Ltd.

Schedule of Investments — January 31, 2018 (Unaudited)

Principal Amount		Market Value

	CONVERTIBLE CORPORATE BONDS — 73.9%
	Aerospace — 1.6%
$ 2,000,000	Aerojet Rocketdyne Holdings Inc., 2.250%, 12/15/23	$2,518,714

	Automotive — 0.7%
1,000,000	Tesla Inc., 1.250%, 03/01/21	1,152,574

	Business Services — 2.9%
677,000	Bristow Group Inc., 4.500%, 06/01/23	835,383
2,084,000	Macquarie Infrastructure Corp., 2.000%, 10/01/23	1,994,638
910,000	Square Inc., 0.375%, 03/01/22(a)	1,911,710

		4,741,731

	Cable and Satellite — 2.0%
2,975,000	DISH Network Corp., 3.375%, 08/15/26	3,166,465

	Communications Equipment — 4.0%
1,500,000	Harmonic Inc., 4.000%, 12/01/20	1,442,349
2,000,000	InterDigital, Inc., 1.500%, 03/01/20	2,425,302
2,459,000	Lumentum Holdings Inc., 0.250%, 03/15/24(a)	2,637,523

		6,505,174

	Computer Software and Services — 15.5%
662,000	Coupa Software Inc., 0.375%, 01/15/23(a)	719,925
2,500,000	CSG Systems International Inc., 4.250%, 03/15/36	2,771,293
977,000	HubSpot Inc., 0.250%, 06/01/22(a)	1,175,707
487,000	IAC FinanceCo. Inc., 0.875%, 10/01/22(a)	557,719
450,000	Maxwell Technologies Inc., 5.500%, 09/15/22(a)	513,000
1,250,000	MercadoLibre Inc., 2.250%, 07/01/19	3,839,136
1,548,000	Nice Systems Inc., 1.250%, 01/15/24	1,889,038
1,728,000	Nutanix Inc., Zero Coupon, 01/15/23(a)	1,689,621
2,000,000	Proofpoint Inc., 0.750%, 06/15/20	2,726,016
	PROS Holdings Inc.,
1,000,000	2.000%,12/01/19	1,079,000
1,500,000	2.000%,06/01/47(a)	1,366,772

Principal Amount		Market Value

$1,026,000	RealPage Inc., 1.500%, 11/15/22(a)	$1,377,097
725,000	Red Hat Inc., 0.250%, 10/01/19	1,302,717
2,000,000	Synchronoss Technologies Inc., 0.750%, 08/15/19	1,769,000
1,500,000	The Priceline Group Inc., 0.350%,06/15/20	2,227,506

		25,003,547

	Consumer Products — 0.9%
1,313,000	GoPro Inc., 3.500%, 04/15/22(a)	1,104,233
366,000	JAKKS Pacific Inc., 4.875%, 06/01/20(a)	317,665

		1,421,898

	Consumer Services — 2.9%
1,250,000	Carriage Services Inc., 2.750%, 03/15/21	1,581,531
2,000,000	Extra Space Storage LP, 3.125%, 10/01/35(a)	2,161,202
940,000	Quotient Technology Inc., 1.750%, 12/01/22(a)	923,866

		4,666,599

	Diversified Industrial — 3.4%
750,000	Chart Industries Inc., 1.000%,11/15/24(a)	813,585
1,349,000	Kaman Corp., 3.250%, 05/01/24(a)	1,550,997
1,457,000	Team Inc., 5.000%, 08/01/23(a)	1,608,528
1,000,000	TimkenSteel Corp., 6.000%, 06/01/21	1,534,377

		5,507,487

	Energy and Utilities — 4.3%
2,000,000	Cheniere Energy Inc., 4.250%, 03/15/45	1,546,000
1,500,000	Chesapeake Energy Corp., 5.500%, 09/15/26	1,375,005
750,000	Clean Energy Fuels Corp., 5.250%, 10/01/18(a)	732,656
259,000	Goodrich Petroleum Escrow Bond, Zero Coupon, 12/31/21†(a)(b)(c)(d)	0
667,000	Newpark Resources Inc., 4.000%, 12/01/21(a)	836,735
3,000,000	SunPower Corp., 4.000%, 01/15/23	2,496,039

		6,986,435

See accompanying notes to schedule of investments.

Bancroft Fund Ltd.

Schedule of Investments (Continued) — January 31, 2018 (Unaudited)

Principal Amount		Market Value

	CONVERTIBLE CORPORATE BONDS (Continued)
	Entertainment — 2.1%
$ 1,625,000	Global Eagle Entertainment Inc., 3.250%, 02/15/35	$1,005,469
1,550,000	World Wrestling Entertainment Inc., 3.375%, 12/15/23(a)	2,374,600

		3,380,069

	Financial Services — 3.9%
1,000,000	Blackhawk Network Holdings Inc., 1.500%, 01/15/22	1,120,365
	Encore Capital Group Inc.,
1,250,000	3.000%, 07/01/20	1,372,506
431,000	3.250%, 03/15/22(a)	477,261
1,000,000	Heritage Insurance Holdings Inc., 5.875%, 08/01/37(a)	1,286,631
1,116,000	LendingTree Inc., 0.625%, 06/01/22(a)	2,057,201

		6,313,964

	Health Care — 13.1%
1,000,000	ANI Pharmaceuticals Inc., 3.000%, 12/01/19	1,174,626
550,000	Array BioPharma Inc., 2.625%, 12/01/24(a)	688,907
1,550,000	BioMarin Pharmaceutical Inc., 0.599%, 08/01/24	1,531,887
500,000	Dermira Inc., 3.000%, 05/15/22(a)	568,979
750,000	Horizon Pharma Investment Ltd., 2.500%, 03/15/22	696,563
195,000	Insmed Inc., 1.750%, 01/15/25	186,916
50,000	Insulet Corp., 1.375%, 11/15/24(a)	53,092
1,000,000	Intercept Pharmaceuticals Inc., 3.250%, 07/01/23	798,402
500,000	Invacare Corp., 4.500%, 06/01/22(a)	666,190
1,500,000	Ironwood Pharmaceuticals Inc., 2.250%, 06/15/22	1,732,020
500,000	Jazz Investments I Ltd., 1.875%, 08/15/21	514,294
1,750,000	Molina Healthcare Inc., 1.625%, 08/15/44	2,836,642
1,384,000	Neurocrine Biosciences Inc., 2.250%, 05/15/24(a)	1,865,938
1,000,000	NuVasive Inc., 2.250%, 03/15/21	1,072,391
1,500,000	Pacira Pharmaceuticals Inc., 2.375%, 04/01/22(a)	1,452,282
100,000	Sarepta Therapeutics Inc., 1.500%, 11/15/24(a)	115,607

Principal Amount		Market Value

$ 1,000,000	Sucampo Pharmaceuticals Inc., 3.250%, 12/15/21	$1,213,750
1,200,000	Teladoc Inc., 3.000%, 12/15/22(a)	1,393,290
1,000,000	Teligent Inc., 3.750%, 12/15/19	906,899
1,000,000	Theravance Biopharma Inc., 3.250%, 11/01/23	1,061,055
1,000,000	Vitamin Shoppe Inc., 2.250%, 12/01/20	673,750

		21,203,480

	Metals and Mining — 0.8%
600,000	Royal Gold Inc., 2.875%, 06/15/19	647,075
500,000	RTI International Metals Inc., 1.625%, 10/15/19	591,350

		1,238,425

	Real Estate Investment Trusts — 1.9%
1,000,000	Colony NorthStar Inc., 5.000%, 04/15/23	993,037
2,000,000	IAS Operating Partnership LP, 5.000%, 03/15/18(a)	2,005,000

		2,998,037

	Semiconductors — 11.6%
750,000	Advanced Micro Devices Inc., 2.125%, 09/01/26	1,405,524
2,000,000	Cypress Semiconductor Corp., 4.500%, 01/15/22	2,844,916
2,500,000	Inphi Corp., 1.125%, 12/01/20	2,616,500
2,000,000	Knowles Corp., 3.250%, 11/01/21	2,253,080
1,000,000	Microchip Technology Inc., 1.625%, 02/15/27(a)	1,219,729
1,500,000	Micron Technology Inc., 3.000%, 11/15/43	2,292,597
2,136,000	Rambus Inc., 1.375%, 02/01/23(a)	2,025,684
1,215,000	Silicon Laboratories Inc., 1.375%, 03/01/22(a)	1,474,172
1,750,000	Teradyne Inc., 1.250%, 12/15/23	2,678,851

		18,811,053

	Telecommunications — 0.8%
1,000,000	Dycom Industries Inc., 0.750%, 09/15/21	1,332,736

	Transportation — 1.5%
195,000	Air Transport Services Group Inc., 1.125%, 10/15/24(a)	205,552

See accompanying notes to schedule of investments.

Bancroft Fund Ltd.

Schedule of Investments (Continued) — January 31, 2018 (Unaudited)

Principal Amount		Market Value

	CONVERTIBLE CORPORATE BONDS (Continued)
	Transportation (Continued)
$ 2,000,000	Atlas Air Worldwide Holdings Inc., 2.250%, 06/01/22	$2,246,114

		2,451,666

	TOTAL CONVERTIBLE CORPORATE BONDS	119,400,054

Shares
	CONVERTIBLE PREFERRED STOCKS — 6.8%
	Agriculture — 0.9%
12,500	Bunge Ltd., 4.875%	1,406,250

	Business Services — 0.3%
711,039	Amerivon Holdings LLC, 4.000% (b)	433,734
272,728	Amerivon Holdings LLC, common equity units (b)	16,364

		450,098

	Financial Services — 4.2%
2,000	Bank of America Corp., 7.250%	2,524,000
1,250	Huntington Bancshares, Inc., 8.500%	1,701,250
2,000	Wells Fargo & Co., 7.500%	2,560,000

		6,785,250

	Food and Beverage — 0.5%
6,000	Post Holdings Inc., 2.500%	852,414

	Real Estate Investment Trusts — 0.9%
26,500	Welltower Inc., 6.500%	1,533,555

	TOTAL CONVERTIBLE PREFERRED STOCKS	11,027,567

	MANDATORY CONVERTIBLE SECURITIES (e) — 16.0%
	Building and Construction — 0.7%
10,014	Stanley Black & Decker Inc., 5.375%, 05/15/20	1,193,168

	Computer Software and Services — 0.7%
10,000	MTS Systems Corp., 8.750%, 07/01/19	1,162,017

	Diversified Industrial — 1.1%
30,100	Rexnord Corp., 5.750%, 11/15/19	1,846,033

	Energy and Utilities — 5.0%
20,000	Anadarko Petroleum Corp., 7.500%, 06/07/18	734,000
40,000	Dominion Energy, Inc., 6.750%, 08/15/19	2,018,800

Shares		Market Value

18,600	DTE Energy Co., 6.500%, 10/01/19	$980,964
29,666	Hess Corp., 8.000%, 02/01/19	1,776,103
35,000	NextEra Energy Inc., 6.123%, 09/01/19	1,979,600
5,369	Sempra Energy, 6.000%, 01/15/21	536,900

		8,026,367

	Financial Services — 4.8%
10,000	2017 Mandatory Exchangeable Trust, 5.188%, 12/01/20	1,202,500
20,000	Alibaba - Mandatory Exchange Trust, 5.750%, 06/03/19 (a)	4,599,434
40,000	New York Community Capital Trust V, 6.000%, 11/01/51	1,999,200

		7,801,134

	Health Care — 0.7%
17,747	Becton Dickinson and Co., 6.125%, 05/01/20	1,113,092

	Real Estate Investment Trusts — 3.0%
20,000	American Tower Corp., 5.500%, 02/15/18	2,575,000
1,960	Crown Castle International Corp., 6.875%, 08/01/20	2,192,926

		4,767,926

	TOTAL MANDATORY CONVERTIBLE SECURITIES	25,909,737

	COMMON STOCKS — 0.0%
	Energy and Utilities — 0.0%
92	Goodrich Petroleum Corp.†	1,081

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
784	Goodrich Petroleum Corp., expire 10/12/26†(b)	0

See accompanying notes to schedule of investments.

Bancroft Fund Ltd.

Schedule of Investments (Continued) — January 31, 2018 (Unaudited)

Principal Amount		Market Value

	U.S. GOVERNMENT OBLIGATIONS — 3.3%
$5,310,000	U.S. Treasury Bills, 1.294% to 1.408%††, 03/15/18 to 04/26/18	$5,296,382

	TOTAL INVESTMENTS — 100.0%
	(Cost $140,394,130)	$161,634,821

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the market value of Rule 144A securities amounted to $46,528,090 or 28.79% of total investments.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

At January 31, 2018, the Fund held an investment in a restricted and illiquid security amounting to $0 or 0.0% of total investments which was valued under methods approved by the Board of Trustees as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	01/31/18 Carrying Value Per Bond

$259,000	Goodrich Petroleum Escrow Bond, Zero Coupon, 12/31/21	12/14/16	$0	$0.0000
(d)	Security in default.
(e)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to schedule of investments.

Bancroft Fund Ltd.

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

Bancroft Fund Ltd.

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of January 31, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 1/31/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds
Energy and Utilities	—	$ 6,986,435	$ 0	$ 6,986,435
Other Industries (a)	—	112,413,619	—	112,413,619
Total Convertible Corporate Bonds	—	119,400,054	0	119,400,054
Convertible Preferred Stocks:
Business Services	—	—	450,098	450,098
Food and Beverage	—	852,414	—	852,414
Other Industries (a)	$ 9,725,055	—	—	9,725,055
Total Convertible Preferred Stocks	9,725,055	852,414	450,098	11,027,567
Mandatory Convertible Securities:
Computer Software and Services	—	1,162,017	—	1,162,017
Financial Services	1,999,200	5,801,934	—	7,801,134
Other Industries (a)	16,946,586	—	—	16,946,586
Total Mandatory Convertible Securities	18,945,786	6,963,951	—	25,909,737
Common Stocks (a)	1,081	—	—	1,081
Warrants (a)	—	—	0	0
U.S. Government Obligations	—	5,296,382	—	5,296,382
TOTAL INVESTMENTS IN SECURITIES	$28,671,922	$132,512,801	$450,098	$161,634,821

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

    General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

    Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not

Bancroft Fund Ltd.

Notes to Schedule of Investments (Unaudited) (Continued)

apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. At January 31, 2018, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established

Bancroft Fund Ltd.

Notes to Schedule of Investments (Unaudited) (Continued)

by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities held as of January 31, 2018, please refer to the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Bancroft Fund Ltd.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Thomas H. Dinsmore, CFA, joined Gabelli Funds, LLC in 2015. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. From 1996 to 2015, Mr. Dinsmore was Chairman and CEO of Dinsmore Capital Management; CEO and Portfolio Manager of Bancroft Fund Ltd; and CEO, Portfolio Manager, and co-founder of Ellsworth Growth and Income Fund Ltd. He received a B.S. in Economics from the Wharton School of Business and an MA degree in Economics from Fairleigh Dickinson University.

Jane D. O’Keeffe joined Gabelli Funds, LLC in 2015. She currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. From 1996 to 2015, Ms. O’Keeffe was President and Director of Dinsmore Capital Management where she was also a Portfolio Manager of Bancroft Fund Ltd. and Ellsworth Growth and Income Fund Ltd. Prior to joining Dinsmore Capital Management, Ms. O’Keeffe held positions of increasing responsibilities at IDS Progressive Fund, Soros Fund Management Company, Simms Capital Management, and Fiduciary Trust International. She earned a BA from the University of New Hampshire and attended the Lubin Graduate School of Business at Pace University.

James A. Dinsmore, CFA, joined Gabelli Funds, LLC in 2015. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Dinsmore received a BA in Economics from Cornell University and an MBA degree from Rutgers University.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Convertible Securities Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Convertible Securities Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XBCVX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

BANCROFT FUND LTD.

One Corporate Center

Rye, NY 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e  info@gabelli.com

    GABELLI.COM

TRUSTEES	Anthonie C. van Ekris Chairman,

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

Kinchen C. Bizzell, CFA

Managing Director,

CAVU Securities

Elizabeth C. Bogan, Ph.D

Senior Lecturer, Economics

Princeton University

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Daniel D. Harding, CFA

Managing General Director,

Global Equity Income Fund

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Kuni Nakamura

President,

Advanced Polymer, Inc.

Jane D. O’Keeffe

Portfolio Manager,

Gabelli Funds, LLC

Nicholas W. Platt

Former Managing Director,

FTI Consulting Inc.

BALMAC International Inc.

OFFICERS

Jane D. O’Keeffe

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

Laurissa M. Martire

Vice President & Ombudsman

Bethany A. Uhlein

Assistant Vice President & Ombudsman

INVESTMENT ADVISER

Gabelli Funds, LLC

CUSTODIAN

State Street Bank and Trust

Company

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND

REGISTRAR

American Stock Transfer and

Trust Company

BCV Q1/2018

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Bancroft Fund Ltd.

By (Signature and Title)*    /s/ Jane D. O’Keeffe

                                                   Jane D. O’Keeffe, Principal Executive Officer

Date    3/26/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jane D. O’Keeffe

                                                   Jane D. O’Keeffe, Principal Executive Officer

Date    3/26/2018

By (Signature and Title)*    /s/ John C. Ball

                                                   John C. Ball, Principal Financial Officer and Treasurer

Date    3/26/2018

* Print the name and title of each signing officer under his or her signature.